INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory, Net [Abstract]
Raw materials	$ 1,860	$ 1,436
Work-in-progress	1,607	1,283
Finished goods	268	892
Total inventories	3,735	3,611
Inventory write-offs	$ 788	$ 828	$ 673